Financial Instruments - classification - IBOR reform (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments by type of interest rate
Derivatives notional (£bn)		£ 13,925,000
Bank deposits
Financial instruments by type of interest rate
Financial Liabilities	£ 22,190	20,441
Other financial liabilities
Financial instruments by type of interest rate
Financial Liabilities	55,089	49,107
Other financial assets
Financial instruments by type of interest rate
Financial Assets	51,102	30,895
Derivatives [Member]
Financial instruments by type of interest rate
Derivatives notional (£bn)	13,403,000
Currency swaps
Financial instruments by type of interest rate
Derivatives notional (£bn)	£ 449,000	£ 438,000